Subsequent Events (Details) - USD ($)																	5 Months Ended	6 Months Ended	11 Months Ended
	Aug. 28, 2025	Aug. 14, 2025	Jun. 27, 2025	Jun. 26, 2025	Jun. 02, 2025	Mar. 03, 2025	Jan. 02, 2025	Dec. 23, 2024	Jun. 26, 2024	Jun. 21, 2024	Sep. 26, 2023	Sep. 22, 2023	Mar. 29, 2023	Sep. 13, 2022	Nov. 25, 2020	Nov. 23, 2020	Jun. 30, 2024	Jun. 30, 2025	Dec. 31, 2024	Aug. 18, 2025	Aug. 13, 2025	Dec. 31, 2023
Subsequent Events [Line Items]
Aggregate proceeds (in Dollars)																			$ 0
Common Stock, Shares, Outstanding																		1,000	1,000
Ordinary shares, par value (in Dollars per share)																		$ 0.0001	$ 0.0001
Warrants [Member]
Subsequent Events [Line Items]
Common Stock, Shares, Outstanding	70,521,359
Warrants outstanding	16,925,000
Breeze Holdings Acquisition Corp. [Member]
Subsequent Events [Line Items]
Common stock price per share (in Dollars per share)																		$ 1	12
Share issued price per share (in Dollars per share)																			$ 9.2
Common Stock, Shares, Outstanding																		3,140,000	3,140,000			3,140,000
Warrants outstanding																		5,425,000	5,425,000
Number of common stock redeemed			47,690	47,690	621,609		621,609	621,609	265,564	265,564	21,208	21,208	509,712	3,076,817				224,413
Ordinary shares, par value (in Dollars per share)																		$ 0.0001	$ 0.0001			$ 0.0001
Common Stock [Member]
Subsequent Events [Line Items]
Issuance of ordinary shares																	1,000		1,000
Ordinary shares, par value (in Dollars per share)	$ 0.0001																	$ 0.0001
Common Stock [Member] | Breeze Holdings Acquisition Corp. [Member]
Subsequent Events [Line Items]
Issuance of ordinary shares													509,712
Common Stock, Shares, Outstanding																			3,140,000			3,140,000
Number of common stock redeemed										265,564	21,208
Private Investment in Public Equity [Member]
Subsequent Events [Line Items]
Common stock price per share (in Dollars per share)	$ 8
Issuance of ordinary shares	1,650,000
Aggregate proceeds (in Dollars)	$ 13,200,000
Share issued price per share (in Dollars per share)	$ 8
YD Biopharma [Member]
Subsequent Events [Line Items]
Outstanding warrants	4,140,948																	64,730,411
Tansaction value (in Dollars)	$ 647,304,110
Share price (in Dollars per share)	$ 10
YD Biopharma [Member] | Warrants [Member]
Subsequent Events [Line Items]
Outstanding warrants	16,925,000
Warrants outstanding	16,925,000
Subsequent Event [Member]
Subsequent Events [Line Items]
Sale of warrants						1,250,000
Common stock price per share (in Dollars per share)						$ 0.0001
Proceeds from issuance of warrants (in Dollars)						$ 8
Aggregate purchase price (in Dollars)						$ 10
Subsequent Event [Member] | Warrants [Member]
Subsequent Events [Line Items]
Percentage of warrants and rights	100.00%
Subsequent Event [Member] | Breeze Holdings Acquisition Corp. [Member]
Subsequent Events [Line Items]
Sale of warrants						1,250,000
Common stock price per share (in Dollars per share)						$ 8
Proceeds from issuance of warrants (in Dollars)						$ 9,000,000
commitment value (in Dollars)																					$ 13,200,000
Depositing, value (in Dollars)																				$ 7,876
Ordinary shares, par value (in Dollars per share)						$ 0.0001
Subsequent Event [Member] | Common Stock [Member] | Breeze Holdings Acquisition Corp. [Member]
Subsequent Events [Line Items]
Common Stock, Shares, Outstanding		3,314,698
Number of common stock redeemed		49,715
Subsequent Event [Member] | YD Biopharma [Member]
Subsequent Events [Line Items]
Pecentage of business combination	100.00%
Initial Public Offering [Member] | Breeze Holdings Acquisition Corp. [Member]
Subsequent Events [Line Items]
Issuance of ordinary shares															11,500,000	10,000,000
Share issued price per share (in Dollars per share)															$ 10	$ 10
Initial Public Offering [Member] | Subsequent Event [Member] | Breeze Holdings Acquisition Corp. [Member]
Subsequent Events [Line Items]
Common Stock, Shares, Outstanding		174,698